Liability for Employee Severance Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability for Employee Severance Benefits [Abstract]
Severance liability	$ 870	$ 772
Severance expenses	$ 1,202	$ 1,104	$ 1,145